Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Plasma Donor Centers
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500

Fair value of net assets acquired	1,620

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

Interstated Blood Bank, Inc. Group
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000

Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)

Total liabilities and contingent liabilities	(30,783)	(34,591)

Total net assets acquired	19,345	21,744

Kedplasma Centers
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars

Cost of the business combination

Payment in cash	42,780	50,163

Total business combination cost	42,780	50,163

Fair value of net assets acquired	5,042	5,787

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	37,738	44,376

Biotest Acquisition
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Total business combination cost	245,126	286,454
Fair value of net assets acquired	114,463	133,761
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	130,663	152,693

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Cash and cash equivalents	5,876	6,867
Trade and other receivables	15,114	17,663
Inventories	18,235	21,309
Other assets	2,438	2,849
Intangible assets	19,511	22,800
Goodwill	5,571	6,510
Property, Plant and equipment	22,190	25,931
Deferred tax assets	33,917	39,635
Financial assets	10,975	12,825
Total assets	133,827	156,389
Trade and other payables	(5,322)	(6,219)
Other liabilities	(4,249)	(4,965)
Deferred tax liability	(4,878)	(5,700)
Long-term liabilities	(4,915)	(5,744)
Total liabilities and contingent liabilities	(19,364)	(22,628)
Total net assets acquired	114,463	133,761
Goodwill	130,663	152,693
Total business combination cost	245,126	286,454

Haema AG (Germany)
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros
Total business combination cost	220,191
Fair value of net assets acquired	49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	171,134

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair value
Thousands of Euros
Cash and cash equivalents	7,727
Trade and other receivables	10,321
Inventories	5,535
Other assets	836
Intangible assets	1,518
Property, Plant and equipment	25,407
Total assets	51,344
Trade and other payables	(1,795)
Contingent liabilities	(492)
Total liabilities and contingent liabilities	(2,287)
Total net assets acquired	49,057
Goodwill	171,134
Total business combination cost	220,191

Goetech, LLC (USA)
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
First repurchase of non-controlling interests	11,475	14,000
Second repurchase of non-controlling interests (discounted amount)	14,952	18,241
Purchase of remaining non-controlling interests	42,998	52,458
Total business combination cost	69,425	84,699
Fair value of net assets acquired	14,104	17,207
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	55,321	67,492

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Intangible assets	30,561	37,285
Property, Plant and equipment	67	82
Other non-current assets	2,350	2,867
Other current assets	4,453	5,433
Total assets	37,432	45,667
Non-current liabilities	(2,186)	(2,667)
Current liabilities	(7,711)	(9,407)
Deferred tax liability	(13,431)	(16,386)
Total liabilities and contingent liabilities	(23,328)	(28,460)
Total net assets acquired	14,104	17,207

Plasmavita Healthcare GmbH
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros
Consideration paid
Cash paid	10,000
Total consideration paid	10,000
Fair value of the previous investment in the company	10,674
Fair value of net assets acquired	21,374
Minority interest	(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	9,987

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair Value
Thousand of Euros
Intangible assets (note 8)	177
Rights of use (note 9)	7,856
Property, plant and equipment (note 10)	6,506
Investment in group companies	9,548
Non-current financial assets	5,017
Inventories	1,114
Trade and other receivables	811
Other current assets	333
Cash and cash equivalents	359
Total assets	31,721
Deferred tax liabilities	(1,364)
Other non current liabilites	(7,575)
Current liabilities	(1,408)
Total liabilities and contingent liabilities	(10,347)
Total net assets acquired	21,374

Alkahest, Inc.
Business Combinations
Disclosure of detailed information about business combination

		Thousand of US
	Thousand of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (discounted amount)	104,628	123,765
Total business combination cost	123,425	146,000
Fair value of the previous investment in the company	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousand of
	Thousand of Euros	US Dollars
Other Intangible Assets (note 8)	265,617	314,198
Property, plant and equipement (note 10)	4,970	5,879
Other non current assets	178	210
Trade and other reeceivables	2,552	3,019
Other current assets	1,609	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liability	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,265)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

Green Cross
Business Combinations
Disclosure of detailed information about business combination

	Thousand of Euros	Thousand of US Dollars
Cost of the business combination
Cash paid	387,917	457,160
Total business combination cost	387,917	457,160
Fair value of net assets acquired	203,175	239,442
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	184,742	217,718

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousand of Euros	Thousand of US Dollars
Other Intangible assets (note 8)	2,011	2,370
Rights of Use (note 9)	11,642	13,720
Property, plant and equipement (note 10)	173,295	204,228
Deferred tax assets	28,616	33,724
Non-current assets	122	144
Inventories	2,999	3,534
Trade and other receivables	3,484	4,106
Other current assets	942	1,111
Cash and cash equivalents	6,053	7,133
Total assets	229,164	270,070
Non-current financial liabilities	(13,150)	(15,497)
Defererd Tax Liabilities	(868)	(1,023)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,174)	(13,169)
Total liabilities	(25,989)	(30,628)
Total net assets acquired	203,175	239,442